Supplement Dated December 8, 2023
To The Prospectuses Dated May 1, 2023 For

ELITE ACCESS II®, JACKSON RETIREMENT INVESTMENT ANNUITYSM, PERSPECTIVE II®,
RETIREMENT LATITUDES®, PERSPECTIVE ADVISORS IISM, ELITE ACCESS®,
ELITE ACCESS BROKERAGE EDITION®, JACKSON PRIVATE WEALTH®,
PERSPECTIVE L SERIESSM, FIFTH THIRD PERSPECTIVE, and PERSPECTIVE REWARDS®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITIES, and
ELITE ACCESS ADVISORY II® FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY, and
PERSPECTIVE FIXED AND VARIABLE ANNUITY®

To The Prospectuses Dated August 28, 2023 For

JACKSON ADVANTAGE®, PERSPECTIVE II®, PERSPECTIVE ADVISORY II®, and RETIREMENT LATITUDES®,
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITIES

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

This supplement updates the above-referenced prospectuses. Please read and keep it together with your prospectus for future reference. To obtain an additional copy of a prospectus, please contact us at our Customer Care Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-644-4565; www.jackson.com.

Effective November 30, 2023, Western Asset Management Company, LLC was removed as a sub-adviser on the JNL Multi-Manager Alternative Fund. Your prospectus has been updated as follows:

➢    In the section titled "Funds Available Under the Contract" beginning on page A-1 in Appendix A to the prospectus, the disclosures in the column titled "Fund and Manager (and Sub-Adviser, if applicable)" for the JNL Multi-Manager Alternative Fund are deleted and replaced with the following:

Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC
JNL Multi-Manager Alternative Fund
(Boston Partners Global Investors, Inc.; DoubleLine Capital LP; First Pacific Advisors, LP; Kayne Anderson Rudnick Investment Management, LLC; Lazard Asset Management LLC; Loomis, Sayles & Company, L.P.; and Westchester Capital Management, LLC)

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(To be used with JMV23537 05/23, JMV21086 05/23, JMV23538 08/23, JMV25288 05/23, JMV21451 08/23, JMV18691 08/23, JMV21452 08/23, VC5869 05/23, JMV8037 05/23, JMV8037BE 05/23, JMV18692 05/23, JMV7697 05/23, VC5890 05/23, VC4224 05/23, FVC4224FT 05/23, JMV8798 05/23, JMV9476 05/23, JMV9476WF 05/23, JMV16966 05/23, VC3656 05/23, VC5995 05/23, and JMV2731 05/23)

VPS00046 12/23